Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance	$ 1,135	$ 1,132
Share of results of associates	7	3
Ending balance	1,143	1,135
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,566	3,239
Effect of movements in foreign exchange	(246)	270
Dividends received	(36)	(19)
Share of results of associates	116	76
Ending balance	3,400	3,566
Efes [member]
Disclosure of associates [line items]
Beginning balance	391	451
Effect of movements in foreign exchange	(159)	(92)
Dividends received	(67)
Share of results of associates	35	32
Ending balance	$ 201	$ 391